Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net income	$ 12,893,000	$ 13,209,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,650,000	1,220,000
Net amortization of purchase premiums and discounts on securities	290,000	346,000
Depreciation and amortization	1,238,000	734,000
Deferred income tax expense	1,546,000	110,000
Net security gains	(62,000)	(424,000)
Gains on repurchase of subordinated debentures	0	(2,264,000)
Stock compensation expense	746,000	545,000
Loss (gain) on sale of OREO	245,000	(71,000)
Valuation writedowns on OREO	151,000	300,000
Gain on sale of mortgage loans held for sale, net	(1,699,000)	(1,610,000)
Gain on sale of SBA loans held for sale, net	(1,617,000)	(2,099,000)
Origination of mortgage loans held for sale	(82,088,000)	(108,120,000)
Origination of SBA loans held for sale	(24,394,000)	(29,916,000)
Proceeds from sale of mortgage loans held for sale, net	83,787,000	109,730,000
Proceeds from sale of SBA loans held for sale, net	20,998,000	26,837,000
BOLI income	(469,000)	(378,000)
Net change in other assets and liabilities	1,234,000	639,000
Net cash provided by operating activities	14,449,000	8,788,000
INVESTING ACTIVITIES
Purchases of securities held to maturity	(163,000)	(11,322,000)
Purchases of securities available for sale	(29,382,000)	(9,339,000)
Purchases of FHLB stock, at cost	(17,408,000)	(4,182,000)
Maturities and principal payments on securities held to maturity	4,278,000	2,201,000
Maturities and principal payments on securities available for sale	13,220,000	8,927,000
Proceeds from sales of securities held to maturity	529,000	6,661,000
Proceeds from sales of securities available for sale	2,777,000	12,472,000
Proceeds from redemption of FHLB stock	10,583,000	2,745,000
Proceeds from sale of OREO	1,034,000	2,302,000
Net increase in loans	(193,592,000)	(82,697,000)
Purchase of BOLI	(10,000,000)	0
Purchases of premises and equipment	(1,509,000)	(9,595,000)
Net cash used in investing activities	(219,633,000)	(81,827,000)
FINANCING ACTIVITIES
Net increase in deposits	97,414,000	51,230,000
Proceeds from new borrowings	220,000,000	76,000,000
Repayments of borrowings	(66,000,000)	(47,000,000)
Repurchase of subordinated debentures	0	(2,891,000)
Proceeds from exercise of stock options	509,047	549,918
Dividends on common stock	(2,380,000)	(1,524,000)
Proceeds from capital offering	0	14,412,000
Net cash provided by financing activities	249,543,000	90,777,000
Increase in cash and cash equivalents	44,359,000	17,738,000
Cash and cash equivalents, beginning of year	105,895,000	88,157,000
Cash and cash equivalents, end of year	150,254,000	105,895,000
SUPPLEMENTAL DISCLOSURES
Interest paid	9,447,000	8,798,000
Income taxes paid	7,002,000	7,592,000
Noncash investing activities:
Transfer of SBA loans held for sale to held to maturity	13,000	0
Capitalization of servicing rights	172,000	1,472,000
Transfer of loans to OREO	$ 872,000	$ 1,990,000